Note 13 - Condensed Consolidating Financial Statements (Details) - Condensed Consolidating Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Condensed Statement of Income Captions [Line Items]
Net income (loss)	$ 2,826	$ 3,517
Other comprehensive (loss):
Foreign currency translation	(885)	(459)
Comprehensive income (loss)	1,941	3,058
Comprehensive income (loss) attributable to non-controlling interests	(290)	696
Comprehensive income (loss) attributable to controlling interests	2,231	2,362
Reportable Legal Entities [Member] | Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
Net income (loss)	2,729	3,273
Other comprehensive (loss):
Foreign currency translation	0	0
Comprehensive income (loss)	2,729	3,273
Comprehensive income (loss) attributable to non-controlling interests	143	640
Comprehensive income (loss) attributable to controlling interests	2,586	2,633
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Condensed Statement of Income Captions [Line Items]
Net income (loss)	3,030	3,921
Other comprehensive (loss):
Foreign currency translation	0	0
Comprehensive income (loss)	3,080	3,921
Comprehensive income (loss) attributable to non-controlling interests	(11)	23
Comprehensive income (loss) attributable to controlling interests	3,091	3,898
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Statement of Income Captions [Line Items]
Net income (loss)	108	221
Other comprehensive (loss):
Foreign currency translation	(593)	(315)
Comprehensive income (loss)	(485)	(94)
Comprehensive income (loss) attributable to controlling interests	(485)	(94)
Consolidation, Eliminations [Member]
Condensed Statement of Income Captions [Line Items]
Net income (loss)	(3,091)	(3,898)
Other comprehensive (loss):
Foreign currency translation	(292)	(144)
Comprehensive income (loss)	(3,383)	(4,042)
Comprehensive income (loss) attributable to non-controlling interests	(422)	33
Comprehensive income (loss) attributable to controlling interests	$ (2,961)	$ (4,075)